Summary of Significant Accounting Policies - Concentration of Credit Risk (Details 3) (Sales Revenue, Goods, Net [Member], Customer Concentration Risk [Member], Customer A [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Sales Revenue, Goods, Net [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Summary of Significant Accounting Policies
Concentration of risk, percentage	10.80%	8.40%	10.60%